Feb. 28, 2018
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay U.S. Equity Opportunities Fund

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2018 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Target Date Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2018;

and

MainStay Group of Funds Statement of Additional Information dated February 28, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Choice Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Small Cap Fund

MainStay Floating Rate Fund

MainStay Indexed Bond Fund

MainStay MacKay California Tax Free Opportunities Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Convertible Fund

MainStay MacKay Emerging Markets Debt Fund

MainStay MacKay Government Fund

MainStay MacKay Growth Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

MainStay Retirement 2060 Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.